SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Information Disclosure [Line Items]
Cash	$ 219,336,848	$ 183,765,533	$ 144,937,893	$ 80,820,224
Prepayments and prepaid expenses	4,886,604	2,921,069
Total Current Assets	593,121,611	389,417,916
Property, plant and equipment, net	166,812,749	132,091,923
Total Assets	809,057,417	604,957,509
Other payables and accrued expenses	75,827,864	59,798,145
Income tax payable - current	14,258,544	7,484,366
Total Current Liabilities	97,635,317	73,441,112
Income tax payable - non current	37,067,138	0
Total Liabilities	144,732,420	83,820,686
Total Shareholders’ Equity	598,192,028	462,200,589
Total Liabilities and Shareholders’ Equity	809,057,417	604,957,509
Parent [Member]
Financial Information Disclosure [Line Items]
Cash	4,708,801	11,539,131	$ 13,939,319	$ 2,651,088
Time Deposits	3,000,000	0
Prepayments and prepaid expenses	87,070	85,879
Total Current Assets	7,795,871	11,625,010
Property, plant and equipment, net	145	211
Investment in and amounts due from subsidiaries	634,245,590	454,309,702
Total Assets	642,041,606	465,934,923
Other payables and accrued expenses	3,559,211	3,734,334
Income tax payable - current	3,223,229	0
Total Current Liabilities	6,782,440	3,734,334
Income tax payable - non current	37,067,138	0
Total Liabilities	43,849,578	3,734,334
Total Shareholders’ Equity	598,192,028	462,200,589
Total Liabilities and Shareholders’ Equity	$ 642,041,606	$ 465,934,923